SEGMENT AND GEOGRAPHIC INFORMATION - Reconciliation from total segment adjusted EBITDA to loss before income tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEGMENT AND GEOGRAPHIC INFORMATION
Total segment adjusted EBITDA	€ 39,099	€ 19,937	€ (2,534)
Financial result	9,594	(11,988)	(14,654)
Depreciation and amortization	(6,904)	(6,283)	(4,893)
Share of profit (loss) in joint ventures	(1,057)
Income tax benefit (expense)	(2,778)	1,924	(5,195)
Income (loss) before income tax	40,732	1,667	(22,082)
Net income (loss) for the period	€ 37,954	€ 3,591	€ (27,277)